OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 49.2%
Automotive 3.4%
American Honda Finance Corp. Senior Unsecured (a)(b)
06/18/14	0.680%	$10,000,000	$10,017,873
Daimler Finance North America LLC
11/15/13	6.500%	5,700,000	5,883,135
Daimler Finance North America LLC (a)(b)
01/09/15	0.879%	8,000,000	8,006,878
Ford Motor Credit Co. LLC Senior Unsecured
01/15/15	3.875%	5,000,000	5,202,710
PACCAR Financial Corp. Senior Unsecured
06/05/15	1.050%	4,000,000	4,039,724
Toyota Motor Credit Corp.
Senior Unsecured
07/17/15	0.875%	10,000,000	10,066,520
Toyota Motor Credit Corp. (a)
Senior Unsecured
01/23/15	0.446%	5,000,000	5,006,295
Volkswagen International Finance NV (a)(b)
11/20/14	0.889%	10,000,000	10,041,720
Volkswagen International Finance NV (b)
08/12/13	1.625%	5,000,000	5,016,900
Total			63,281,755
Banking 13.1%
American Express Co. Senior Unsecured
07/15/13	4.875%	3,870,000	3,903,383
American Express Credit Corp. Senior Unsecured
08/20/13	7.300%	4,425,000	4,515,708
BB&T Corp.
Senior Unsecured
04/30/14	5.700%	2,061,000	2,168,976
BB&T Corp. (a)
Senior Unsecured
04/28/14	0.976%	5,000,000	5,027,035
Bank of America Corp. Senior Unsecured
05/15/14	7.375%	7,500,000	7,998,255
Bank of Montreal Chicago Branch (a)
03/19/14	0.440%	15,000,000	15,017,415
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.506%	15,000,000	15,019,650
Canadian Imperial Bank of Commerce
Senior Unsecured
09/13/13	1.450%	11,000,000	11,048,968
Canadian Imperial Bank of Commerce (a)
08/29/13	0.337%	15,000,000	15,000,162
Capital One Financial Corp.
Senior Unsecured
07/15/14	2.125%	2,000,000	2,031,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Capital One Financial Corp. (a)
Senior Unsecured
07/15/14	1.427%	$10,000,000	$10,101,070
Citigroup, Inc.
Senior Unsecured
08/19/13	6.500%	5,000,000	5,089,475
12/13/13	6.000%	7,500,000	7,750,635
Citigroup, Inc. (a)
Senior Unsecured
04/01/14	1.214%	142,000	142,716
Commonwealth Bank of Australia Senior Unsecured (b)
10/15/14	3.750%	5,000,000	5,235,140
Fifth Third Bank Senior Unsecured (a)
05/17/13	0.400%	5,500,000	5,499,855
Goldman Sachs Group, Inc. (The)
Senior Unsecured
07/15/13	4.750%	4,665,000	4,704,178
10/15/13	5.250%	6,500,000	6,634,302
JPMorgan Chase & Co.
Senior Unsecured
06/01/14	4.650%	5,000,000	5,220,465
JPMorgan Chase & Co. (a)
Senior Unsecured
04/23/15	0.726%	10,000,000	10,006,000
KeyCorp Senior Unsecured
05/14/13	6.500%	9,465,000	9,485,069
Morgan Stanley (a)
Senior Unsecured
05/14/13	2.792%	5,000,000	5,003,862
01/09/14	0.579%	6,500,000	6,486,844
National Australia Bank Ltd. (a)(b)
Senior Unsecured
04/11/14	0.998%	5,000,000	5,032,955
01/22/15	0.576%	7,500,000	7,493,537
National Bank of Canada Bank Guaranteed
06/26/15	1.500%	5,000,000	5,079,809
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	10,000,000	10,515,230
Royal Bank of Canada Senior Unsecured (a)
01/06/15	0.510%	14,800,000	14,820,265
Toronto-Dominion Bank (The)
Senior Unsecured
07/14/14	1.375%	5,000,000	5,057,495
Toronto-Dominion Bank (The) (a)
Senior Unsecured
07/14/14	0.577%	2,000,000	2,006,206
U.S. Bancorp
07/27/15	2.450%	5,000,000	5,202,783
Senior Unsecured
09/13/13	1.375%	7,505,000	7,528,198

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wachovia Corp.
Senior Unsecured
08/01/13	5.700%	$5,000,000	$5,066,055
Subordinated Notes
08/01/14	5.250%	5,000,000	5,278,695
Wachovia Corp. (a)
Senior Unsecured
05/01/13	2.069%	5,000,000	5,000,217
Wells Fargo & Co. Subordinated Notes
10/16/13	4.950%	2,129,000	2,171,086
Total			243,343,244
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
Senior Unsecured
04/01/14	1.650%	7,000,000	7,084,700
05/29/15	1.100%	3,000,000	3,038,241
Caterpillar Financial Services Corp. (a)
02/26/16	0.527%	4,990,000	4,997,026
John Deere Capital Corp. Senior Unsecured (a)
04/25/14	0.426%	4,135,000	4,141,852
Total			19,261,819
Electric 4.8%
Consolidated Natural Gas Co. Senior Unsecured
03/01/14	5.000%	10,775,000	11,172,576
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	3,000,000	3,121,143
DTE Energy Co. Senior Unsecured (a)
06/03/13	0.987%	2,000,000	2,000,928
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	6,675,000	6,955,263
Exelon Generation Co. LLC Senior Unsecured
01/15/14	5.350%	7,500,000	7,749,000
Georgia Power Co. Senior Unsecured
09/15/13	1.300%	6,598,000	6,621,812
National Rural Utilities Cooperative Finance Corp. (a)
Senior Unsecured
08/09/13	0.392%	7,000,000	7,001,701
02/18/14	0.356%	10,000,000	10,000,058
Pacific Gas & Electric Co. Senior Unsecured
03/01/14	4.800%	10,481,000	10,845,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Peco Energy Co. 1st Mortgage
10/15/13	5.600%	$5,360,000	$5,486,062
Pennsylvania Electric Co. Senior Unsecured
04/01/14	5.125%	7,000,000	7,260,848
Southern California Edison Co. 1st Refunding Mortgage
01/15/14	5.000%	10,520,000	10,863,541
Total			89,078,032
Food and Beverage 3.4%
Anheuser-Busch InBev Worldwide, Inc.
07/14/14	1.500%	6,000,000	6,080,112
Bacardi Ltd. (b)
04/01/14	7.450%	5,000,000	5,300,045
Campbell Soup Co. Senior Unsecured (a)
08/01/14	0.574%	9,000,000	9,021,222
ConAgra Foods, Inc. Senior Unsecured
01/25/16	1.300%	7,000,000	7,064,281
Dr. Pepper Snapple Group, Inc.
05/01/13	6.120%	2,474,000	2,474,352
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	1,375,000	1,390,459
General Mills, Inc. (a)
Senior Unsecured
05/16/14	0.640%	4,000,000	4,009,660
01/29/16	0.576%	2,625,000	2,626,425
PepsiCo, Inc.
08/13/15	0.700%	7,000,000	7,014,063
PepsiCo, Inc. (a)
Senior Notes
02/26/16	0.497%	3,275,000	3,285,117
Senior Unsecured
05/10/13	0.372%	5,000,000	5,000,381
SABMiller Holdings, Inc. (b)
01/15/15	1.850%	7,500,000	7,644,068
SABMiller PLC Senior Unsecured (b)
01/15/14	5.700%	2,000,000	2,073,172
Total			62,983,357
Gas Distributors 0.3%
Sempra Energy Senior Unsecured (a)
03/15/14	1.040%	5,000,000	5,022,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 1.0%
Enterprise Products Operating LLC
03/01/15	5.000%	$3,435,000	$3,692,890
Kinder Morgan Energy Partners LP Senior Unsecured
12/15/13	5.000%	4,000,000	4,110,896
TransCanada PipeLines Ltd. Senior Unsecured
03/02/15	0.875%	3,650,000	3,672,170
Williams Partners LP Senior Unsecured
02/15/15	3.800%	7,000,000	7,359,401
Total			18,835,357
Health Care 0.9%
Express Scripts Holding Co.
11/21/14	2.750%	8,000,000	8,232,160
McKesson Corp. Senior Unsecured
12/04/15	0.950%	8,250,000	8,289,847
Total			16,522,007
Healthcare Insurance 1.2%
UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	7,500,000	7,933,043
UnitedHealth Group, Inc. (a)
Senior Unsecured
08/28/14	0.412%	5,000,000	5,005,665
WellPoint, Inc.
Senior Unsecured
12/15/14	5.000%	4,605,000	4,921,110
09/10/15	1.250%	5,000,000	5,044,020
Total			22,903,838
Independent Energy 0.5%
Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	5,000,000	5,063,778
EnCana Holdings Finance Corp.
05/01/14	5.800%	5,000,000	5,252,465
Total			10,316,243
Integrated Energy 0.7%
BP Capital Markets PLC
12/05/14	1.700%	7,500,000	7,642,125
03/10/15	3.875%	5,065,000	5,367,147
Total			13,009,272
Life Insurance 3.3%
MetLife Institutional Funding II (a)(b)
Secured
04/04/14	1.182%	12,500,000	12,600,550
01/06/15	0.650%	5,000,000	5,000,065

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
New York Life Global Funding (a)(b)
Secured
06/18/14	0.400%	$8,000,000	$8,005,538
07/30/14	0.276%	10,000,000	10,003,110
Principal Life Global Funding I Senior Secured (b)
10/15/13	5.125%	3,000,000	3,064,155
Principal Life Global Funding II (a)(b)
Senior Secured
07/09/14	0.904%	5,000,000	5,023,071
09/19/14	0.440%	5,000,000	5,000,045
Prudential Financial, Inc.
Senior Unsecured
07/15/13	4.500%	5,516,000	5,561,297
04/01/14	4.750%	7,500,000	7,779,525
Total			62,037,356
Media Cable 1.1%
Comcast Corp.
01/15/14	5.300%	10,000,000	10,337,560
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	5,000,000	5,268,555
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.817%	5,625,000	5,626,234
Total			21,232,349
Media Non-Cable 1.1%
Reed Elsevier Capital, Inc.
01/15/14	7.750%	9,226,000	9,675,149
Turner Broadcasting System, Inc.
07/01/13	8.375%	11,460,000	11,602,700
Total			21,277,849
Metals 0.7%
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	5,000,000	5,406,705
Rio Tinto Finance USA PLC
03/20/15	1.125%	7,500,000	7,559,295
Total			12,966,000
Non-Captive Diversified 1.1%
General Electric Capital Corp.
Senior Unsecured
01/07/14	2.100%	2,500,000	2,530,850
06/04/14	5.500%	5,000,000	5,272,065
01/08/16	1.000%	10,000,000	10,050,790
General Electric Capital Corp. (a)
Senior Unsecured
07/02/15	1.314%	2,500,000	2,534,321
Total			20,388,026

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 1.7%
AbbVie, Inc. (a)(b)
11/06/15	1.033%	$7,000,000	$7,090,692
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	10,000,000	10,011,930
Sanofi
Senior Unsecured
09/30/14	1.200%	5,000,000	5,058,875
Sanofi (a)
Senior Unsecured
03/28/14	0.594%	5,000,000	5,014,510
Teva Pharmaceutical Finance Co. BV (a)
11/08/13	1.193%	5,000,000	5,021,205
Total			32,197,212
Property & Casualty 0.8%
Berkshire Hathaway Finance Corp. (a)
01/10/14	0.609%	4,600,000	4,610,759
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	0.990%	10,000,000	10,083,260
Total			14,694,019
Refining 0.5%
Valero Energy Corp.
06/15/13	4.750%	8,800,000	8,847,481

REITs 1.1%
Boston Properties LP
04/15/15	5.625%	6,000,000	6,547,854
Kimco Realty Corp.
06/01/14	4.820%	2,125,000	2,218,589
Simon Property Group LP Senior Unsecured
06/15/15	5.100%	10,000,000	10,914,820
Total			19,681,263
Retailers 0.5%
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,991,143
Wal-Mart Stores, Inc. Senior Unsecured
04/11/16	0.600%	4,480,000	4,497,775
Total			8,488,918
Supranational 1.1%
Inter-American Development Bank Senior Unsecured (a)
02/11/16	0.239%	20,000,000	20,000,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 1.9%
Apple, Inc. (a)(c)
Senior Unsecured
05/03/16	0.323%	$8,750,000	$8,750,000
Apple, Inc. (c)
Senior Unsecured
05/03/16	0.450%	5,000,000	4,990,950
Hewlett-Packard Co. Senior Unsecured (a)
05/30/14	0.687%	10,000,000	9,973,130
Xerox Corp. (a)
Senior Unsecured
09/13/13	1.680%	7,950,000	7,974,128
05/16/14	1.110%	3,000,000	2,995,971
Total			34,684,179
Transportation Services 0.7%
ERAC U.S.A. Finance LLC (b)
01/10/14	2.250%	7,000,000	7,075,019
05/01/15	5.600%	5,000,000	5,459,200
Total			12,534,219
Wireless 0.1%
Rogers Communications, Inc.
03/15/14	5.500%	2,500,000	2,604,955

Wirelines 3.2%
AT&T, Inc.
Senior Unsecured
02/13/15	0.875%	5,000,000	5,020,640
AT&T, Inc. (a)
Senior Unsecured
02/12/16	0.677%	10,625,000	10,655,759
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	4,700,000	4,989,727
British Telecommunications PLC Senior Unsecured (a)
12/20/13	1.405%	10,000,000	10,064,730
Deutsche Telekom International Finance BV
08/20/13	5.875%	5,715,000	5,804,948
Telecom Italia Capital SA
11/15/13	5.250%	8,000,000	8,164,000
Telefonica Emisiones SAU
01/15/15	4.949%	5,000,000	5,265,000
Verizon Communications, Inc.
Senior Unsecured
03/28/14	1.950%	1,000,000	1,013,170
11/02/15	0.700%	6,500,000	6,479,302

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon Communications, Inc. (a)
Senior Unsecured
03/28/14	0.894%	$3,000,000	$3,012,588
Total			60,469,864
Total Corporate Bonds & Notes (Cost: $913,650,622)			$916,661,974

Residential Mortgage-Backed Securities - Agency 0.2%
Federal Home Loan Mortgage Corp. (a)(d)
02/01/36	2.436%	321,674	343,874
Federal National Mortgage Association (a)(d)
03/01/34	3.005%	157,388	166,024
Federal National Mortgage Association (d)
CMO Series 2011-18 Class EM
06/25/37	4.000%	3,454,054	3,521,004

Total Residential Mortgage-Backed Securities - Agency (Cost: $4,048,058)			$4,030,902

Residential Mortgage-Backed Securities - Non-Agency 0.3%
Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (a)(b)(d)
01/27/36	2.598%	766,339	758,727
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1 (b)(d)
02/26/37	6.000%	1,554,297	1,612,380
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.330%	3,545,291	3,508,160

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,855,613)			$5,879,267

Commercial Mortgage-Backed Securities - Agency 0.6%
Government National Mortgage Association (d)
Series 2007-13 Class C
06/16/40	5.020%	4,614,254	4,720,076
Series 2010-102 Class AB
07/16/32	1.852%	567,040	567,686
Series 2010-132 Class AE
02/16/15	2.500%	725,351	732,774
Series 2010-141 Class A
08/16/31	1.864%	2,048,561	2,066,857
Series 2010-83 Class A
10/16/50	2.021%	2,499,100	2,518,291

Total Commercial Mortgage-Backed Securities - Agency (Cost: $10,745,139)			$10,605,684

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 11.7%
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A5 (a)(d)
06/10/39	5.743%	$16,760,307	$17,400,852
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1 Class A5 (a)(d)
11/10/42	5.341%	5,853,000	6,249,997
Bear Stearns Commercial Mortgage Securities (a)(d)
Series 2003-T12 Class A4
08/13/39	4.680%	3,383,728	3,413,928
Series 2004-T16 Class A6
02/13/46	4.750%	14,465,000	15,118,992
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	1,946,456	1,998,668
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5 (a)(d)
07/10/37	5.524%	15,295,000	15,920,397
Credit Suisse First Boston Mortgage Securities Corp. (a)(d)
Series 2003-C4 Class A4
08/15/36	5.137%	4,140,279	4,154,485
Credit Suisse First Boston Mortgage Securities Corp. (d)
Series 2004-C5 Class A4
11/15/37	4.829%	4,359,000	4,592,660
DBRR Trust Series 2012-EZ1 Class A (b)(d)
09/25/45	0.946%	4,175,454	4,184,607
GE Capital Commercial Mortgage Corp. Series 2004-C2 Class A4 (d)
03/10/40	4.893%	9,811,000	10,066,057
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (a)(d)
08/10/38	5.396%	6,850,000	7,101,492
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 (a)(d)
06/10/36	5.317%	9,620,248	9,861,581
JPMorgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thru Series 2004-C2 Class A3 (a)(d)
05/15/41	5.384%	5,735,000	5,928,854
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(b)(d)
Series 2011-FL1 Class A
11/15/28	2.099%	11,439,584	11,498,063
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(d)
Series 2003-CB6 Class A2
07/12/37	5.255%	1,794,603	1,803,576
LB-UBS Commercial Mortgage Trust (a)(d)
Series 2004-C6 Class A6
08/15/29	5.020%	6,780,000	7,032,467
Series 2005-C7 Class A4
11/15/30	5.197%	7,935,000	8,620,528
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	9,213,380	9,473,586

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Trust (a)(d)
Series 2003-KEY1 Class A4
11/12/35	5.236%	$9,266,257	$9,379,991
Series 2004-BPC1 Class A5
10/12/41	4.855%	11,373,049	11,850,489
Morgan Stanley Capital I Trust (d)
Series 2003-T11 Class A4
06/13/41	5.150%	3,883,198	3,887,613
Series 2004-T13 Class A4
09/13/45	4.660%	14,178,318	14,370,208
Wachovia Bank Commercial Mortgage Trust (a)(d)
Series 2004-C14 Class A4
08/15/41	5.088%	7,500,000	7,800,345
Series 2005-C17 Class A4
03/15/42	5.083%	15,000,000	16,002,270
Wachovia Bank Commercial Mortgage Trust (d)
Series 2004-C10 Class A4
02/15/41	4.748%	9,839,828	10,064,186

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $222,143,516)			$217,775,892

Asset-Backed Securities - Non-Agency 19.0%
ARI Fleet Lease Trust Series 2013-A Class A2 (b)
12/15/15	0.700%	7,000,000	7,006,457
Ally Auto Receivables Trust
Series 2012-3 Class A2
01/15/15	0.700%	6,679,676	6,688,029
Series 2012-SN1 Class A2
12/22/14	0.510%	6,509,406	6,511,752
Series 2013-1 Class A2
10/15/15	0.460%	9,000,000	9,003,341
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,180,353
Ally Master Owner Trust (a)
Series 2011-1 Class A1
01/15/16	1.069%	5,000,000	5,018,826
Series 2013-1 Class A1
02/15/18	0.649%	7,500,000	7,501,261
AmeriCredit Automobile Receivables Trust
Series 2012-1 Class A2
10/08/15	0.910%	950,676	952,547
Series 2013-2 Class A2
11/08/16	0.530%	10,200,000	10,199,778
American Credit Acceptance Receivables Trust Series 2013-1 Class A (b)
04/16/18	1.450%	5,000,000	5,001,496
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,314,946	3,323,066
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.370%	1,266,744	1,265,683

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CNH Equipment Trust
Series 2011-B Class A3
08/15/16	0.910%	$2,487,000	$2,496,093
Series 2012-B Class A2
10/15/15	0.650%	3,047,219	3,049,964
Cabela’s Master Credit Card Trust Series 2010-1A Class A2 (a)(b)
01/16/18	1.649%	7,530,000	7,688,868
Capital Auto Receivables Asset Trust
Series 2013-1 Class A1
03/20/15	0.470%	8,300,000	8,306,140
Capital Auto Receivables Asset Trust (b)
Series 2008-A Class B
01/15/15	6.890%	275,451	276,049
Chesapeake Funding LLC (a)(b)
Series 2009-2A Class A
09/15/21	1.949%	1,723,012	1,729,037
Series 2012-1A Class A
11/07/23	0.950%	5,000,000	5,020,834
DT Auto Owner Trust (b)
Series 2011-2A Class C
02/16/16	3.050%	1,628,243	1,630,953
Series 2011-3A Class A
08/15/14	1.400%	63,014	63,037
Enterprise Fleet Financing LLC (b)
Series 2011-2 Class A2
10/20/16	1.430%	2,580,153	2,587,198
Series 2012-2 Class A2
04/20/18	0.720%	2,500,000	2,502,961
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	8,514,511	8,526,929
Series 2013-A Class A2
05/15/15	0.460%	8,700,000	8,704,629
Ford Credit Auto Owner Trust
Series 2012-C Class A2
04/15/15	0.470%	2,770,851	2,772,324
Series 2012-D Class A2
09/15/15	0.400%	6,000,000	6,002,467
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
09/15/15	1.500%	8,175,000	8,205,166
Ford Credit Floorplan Master Owner Trust (a)
Series 2012-4 Class A2
09/15/16	0.549%	8,500,000	8,521,782
GE Capital Credit Card Master Note Trust Series 2012-4 Class A (a)
06/15/18	0.499%	5,000,000	5,012,125
GE Equipment Midticket LLC
Series 2011-1 Class A2
05/22/14	0.720%	448,264	448,378
Series 2012-1 Class A2
01/22/15	0.470%	5,500,000	5,498,282
GE Equipment Small Ticket LLC Series 2012-1A Class A2 (b)
11/21/14	0.850%	5,908,115	5,915,713

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GE Equipment Transportation LLC Series 2013-1 Class A2
11/24/15	0.500%	$5,450,000	$5,453,947
Great America Leasing Receivables Series 2013-1 Class A2 (b)
05/15/15	0.610%	7,500,000	7,507,774
Harley-Davidson Motorcycle Trust Series 2012-1 Class A2
08/15/15	0.500%	2,746,917	2,747,806
Honda Auto Receivables Owner Trust Series 2012-4 Class A2
04/20/15	0.400%	13,000,000	13,010,629
Hyundai Auto Lease Securitization Trust (b)
Series 2012-A Class A2
01/15/15	0.680%	3,421,376	3,424,418
Series 2013-A Class A2
09/15/15	0.510%	12,000,000	12,010,015
Hyundai Auto Receivables Trust Series 2012-B Class A2
01/15/15	0.540%	4,888,838	4,892,684
John Deere Owner Trust
Series 2012-B Class A2
02/17/15	0.430%	7,449,103	7,456,137
Series 2013-A Class A2
09/15/15	0.410%	5,500,000	5,502,159
Leaf II Receivables Funding LLC Series 2011-1 Class A (b)
12/20/18	1.700%	361,778	361,778
Louisiana Public Facilities Authority Series 2011-A Class A1 (a)
04/26/21	0.776%	254,055	254,367
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3
11/17/14	0.880%	10,000,000	10,024,048
Mercedes-Benz Master Owner Trust Series 2012-BA Class A (a)(b)
11/15/16	0.469%	6,015,000	6,022,392
New York City Tax Lien Series 2011-AA Class A (b)
12/10/24	1.990%	646,312	647,023
Nissan Auto Receivables Owner Trust Series 2012-B Class A2
04/15/15	0.390%	5,885,112	5,890,468
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (a)
10/01/18	0.784%	479,222	480,226
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2 (b)
02/23/15	0.440%	3,822,208	3,825,082
Prestige Auto Receivables Trust Series 2013-1A Class A2 (b)
02/15/18	1.090%	5,000,000	5,001,281

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SLM Private Education Loan Trust Series 2013-A Class A1 (a)(b)
08/15/22	0.803%	$4,500,000	$4,501,796
SLM Student Loan Trust (a)
Series 2012-6 Class A1
02/27/17	0.360%	3,293,339	3,295,259
Series 2012-7 Class A1
02/27/17	0.360%	6,898,071	6,902,126
Series 2013-1 Class A1
02/27/17	0.350%	8,315,198	8,317,143
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.199%	1,621,759	1,630,371
Series 2011-B Class A1
12/16/24	1.049%	3,429,660	3,440,577
Series 2012-B Class A1
12/15/21	1.299%	1,387,933	1,396,099
SMART Trust
Series 2012-4US Class A2A
06/14/15	0.670%	11,450,000	11,466,686
Series 2013-1US Class A2A
05/14/15	0.580%	9,000,000	9,005,845
SMART Trust (a)
Series 2012-4US Class A3B
03/14/17	0.749%	4,000,000	4,009,123
SMART Trust (b)
Series 2012-1USA Class A2A
09/14/14	1.040%	2,433,194	2,438,909
Santander Drive Auto Receivables Trust
Series 2012-1 Class A2
04/15/15	1.250%	1,207,547	1,210,127
Series 2012-2 Class A2
05/15/15	0.910%	2,110,818	2,113,857
Series 2012-3 Class A2
04/15/15	0.830%	2,392,322	2,395,879
Series 2013-2 Class A2
03/15/16	0.470%	6,250,000	6,253,403
Silverleaf Finance VII LLC Series 2010-A Class A (b)
07/15/22	5.360%	1,003,938	1,016,104
Utah State Board of Regents Series 2011-1 Class A1 (a)
05/01/23	0.774%	3,863,463	3,871,229
Volkswagen Auto Lease Trust Series 2012-A Class A2
11/20/14	0.660%	5,002,376	5,008,798
Volvo Financial Equipment LLC Series 2013-1A Class A2 (b)
11/16/15	0.530%	10,000,000	10,006,033
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (b)
09/16/13	0.426%	315,385	315,448

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.549%	$8,070,000	$8,071,299

Total Asset-Backed Securities - Non-Agency (Cost: $353,358,719)			$353,789,863

Inflation-Indexed Bonds 0.8%
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	15,605,110	15,917,212

Total Inflation-Indexed Bonds (Cost: $15,945,763)			$15,917,212

U.S. Treasury Obligations 4.1%
U.S. Treasury
01/31/14	0.250%	4,000,000	4,003,752
02/28/14	0.250%	30,000,000	30,029,310
10/31/14	0.250%	10,000,000	10,010,550
01/31/15	0.250%	15,000,000	15,014,655
03/15/15	0.375%	12,000,000	12,036,564
10/15/15	0.250%	4,500,000	4,498,596

Total U.S. Treasury Obligations (Cost: $75,334,788)			$75,593,427

U.S. Government & Agency Obligations 7.0%
Federal Farm Credit Banks (a)
07/16/14	0.221%	6,000,000	6,004,734
03/24/15	0.290%	15,000,000	15,022,140
10/26/15	0.228%	20,000,000	20,002,900
10/26/15	0.248%	35,000,000	35,022,400
02/24/16	0.249%	35,000,000	35,009,065
Federal National Mortgage Association (a)
01/20/15	0.209%	20,000,000	20,007,960

Total U.S. Government & Agency Obligations (Cost: $130,996,958)			$131,069,199

Foreign Government Obligations 1.1%
AUSTRALIA 0.4%
Westpac Banking Corp. (b)
09/10/14	2.900%	7,400,000	7,658,038

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA 0.7%
Province of Ontario Senior Unsecured
01/27/14	1.375%	$13,000,000	$13,108,940

Total Foreign Government Obligations (Cost: $20,753,939)			$20,766,978

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.7%
Citizens Property Insurance Corp. (a)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.940%	$5,000,000	$5,006,662
Personal & Commercial Lines
Series 2012
06/01/15	1.440%	5,000,000	5,031,250
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,008,700
State of Illinois Taxable Unlimited General Obligation Bonds Series 2010
01/01/14	4.071%	10,000,000	10,210,400
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/14	5.000%	5,000,000	5,256,100
University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.778%	5,000,000	5,008,100

Total Municipal Bonds (Cost: $31,416,082)			$31,521,212

		Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.126% (e)(f)		79,431,945	$79,431,945

Total Money Market Funds (Cost: $79,431,945)			$79,431,945
Total Investments
(Cost: $1,863,681,142) (g)			$1,863,043,555(h)
Other Assets & Liabilities, Net			902,215
Net Assets			$1,863,945,770

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $280,068,944 or 15.03% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,934	986,345,747	(906,941,736)	79,431,945	91,860	79,431,945

(g)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $1,863,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,113,000
Unrealized Depreciation	(4,750,000)
Net Unrealized Depreciation	$(637,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	916,661,974	—	916,661,974
Residential Mortgage-Backed Securities - Agency	—	4,030,902	—	4,030,902
Residential Mortgage-Backed Securities - Non-Agency	—	5,879,267	—	5,879,267
Commercial Mortgage-Backed Securities - Agency	—	10,605,684	—	10,605,684
Commercial Mortgage-Backed Securities - Non-Agency	—	213,591,285	4,184,607	217,775,892
Asset-Backed Securities - Non-Agency	—	353,428,085	361,778	353,789,863
Inflation-Indexed Bonds	—	15,917,212	—	15,917,212
U.S. Treasury Obligations	75,593,427	—	—	75,593,427
U.S. Government & Agency Obligations	—	131,069,199	—	131,069,199
Foreign Government Obligations	—	20,766,978	—	20,766,978
Municipal Bonds	—	31,521,212	—	31,521,212
Total Bonds	75,593,427	1,703,471,798	4,546,385	1,783,611,610
Other
Money Market Funds	79,431,945	—	—	79,431,945
Total Other	79,431,945	—	—	79,431,945
Total	155,025,372	1,703,471,798	4,546,385	1,863,043,555

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of July 31, 2012	5,312,251	—	7,104,183	12,416,434
Accrued discounts/premiums	—	(217)	77,953	77,736
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	—	4,412	(39,144)	(34,732)
Sales	—	(124,546)	(6,781,214)	(6,905,760)
Purchases	—	4,304,958	—	4,304,958
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(5,312,251)	—	—	(5,312,251)
Balance as of April 30, 2013	—	4,184,607	361,778	4,546,385

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $(10,807), which is comprised of Commercial Mortgage-Backed Securities - Non-Agency of $4,412 and Asset-Backed Securities - Non-Agency of $(15,219).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 16.3%
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	645,500	$36,309,375
Starwood Hotels & Resorts Worldwide, Inc.	521,800	33,666,536
Total		69,975,911
Internet & Catalog Retail 3.4%
Amazon.com, Inc. (a)	181,726	46,123,876
Netflix, Inc. (a)	55,700	12,035,099
priceline.com, Inc. (a)	49,800	34,660,302
Total		92,819,277
Media 3.6%
Comcast Corp., Class A	279,000	11,522,700
DISH Network Corp., Class A	921,400	36,109,666
Walt Disney Co. (The)	806,800	50,699,312
Total		98,331,678
Multiline Retail 0.6%
Target Corp.	244,300	17,237,808
Specialty Retail 4.2%
Gap, Inc. (The)	879,800	33,423,602
Lowe’s Companies, Inc.	907,600	34,869,992
O’Reilly Automotive, Inc. (a)	248,500	26,669,020
Urban Outfitters, Inc. (a)	466,000	19,311,040
Total		114,273,654
Textiles, Apparel & Luxury Goods 1.9%
Nike, Inc., Class B	792,000	50,371,200
TOTAL CONSUMER DISCRETIONARY		443,009,528
CONSUMER STAPLES 11.4%
Beverages 2.5%
PepsiCo, Inc.	821,500	67,749,105
Food & Staples Retailing 2.6%
CVS Caremark Corp.	689,200	40,097,656
Walgreen Co.	590,000	29,210,900
Total		69,308,556
Food Products 0.5%
Hershey Co. (The)	151,200	13,480,992
Household Products 1.3%
Procter & Gamble Co. (The)	472,800	36,296,856

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.6%
Estee Lauder Companies, Inc. (The), Class A	608,900	$42,227,215
Tobacco 2.9%
Philip Morris International, Inc.	830,405	79,378,414
TOTAL CONSUMER STAPLES		308,441,138
ENERGY 4.5%
Energy Equipment & Services 3.2%
Cameron International Corp. (a)	577,100	35,520,505
Halliburton Co.	1,232,600	52,718,302
Total		88,238,807
Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.	402,100	34,081,996
Kinder Morgan Management LLC (b)(c)	—	37
Total		34,082,033
TOTAL ENERGY		122,320,840
FINANCIALS 5.5%
Capital Markets 1.7%
BlackRock, Inc.	172,700	46,024,550
Commercial Banks 1.7%
Fifth Third Bancorp	1,426,400	24,291,592
Wells Fargo & Co.	579,900	22,024,602
Total		46,316,194
Diversified Financial Services 1.4%
Citigroup, Inc.	790,200	36,870,732
Real Estate Investment Trusts (REITs) 0.7%
Simon Property Group, Inc.	106,000	18,875,420
TOTAL FINANCIALS		148,086,896
HEALTH CARE 14.6%
Biotechnology 6.2%
Ariad Pharmaceuticals, Inc. (a)	291,300	5,205,531
Celgene Corp. (a)	355,700	41,997,499
Gilead Sciences, Inc. (a)	1,319,700	66,829,608
Onyx Pharmaceuticals, Inc. (a)	245,800	23,301,840
Vertex Pharmaceuticals, Inc. (a)	398,800	30,635,816
Total		167,970,294

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	1,190,000	$43,934,800
Hologic, Inc. (a)	254,632	5,186,854
Zimmer Holdings, Inc.	548,400	41,925,180
Total		91,046,834
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	250,500	20,210,340
Pharmaceuticals 4.3%
AbbVie, Inc.	510,323	23,500,374
Allergan, Inc.	491,580	55,818,909
Johnson & Johnson	441,200	37,603,476
Total		116,922,759
TOTAL HEALTH CARE		396,150,227
INDUSTRIALS 13.3%
Aerospace & Defense 3.7%
Honeywell International, Inc.	766,700	56,383,118
Precision Castparts Corp.	233,100	44,589,699
Total		100,972,817
Air Freight & Logistics 0.5%
FedEx Corp.	144,700	13,603,247
Commercial Services & Supplies 1.9%
Tyco International Ltd.	1,600,100	51,395,212
Electrical Equipment 3.3%
Eaton Corp. PLC	924,200	56,755,122
Rockwell Automation, Inc.	373,700	31,682,286
Total		88,437,408
Machinery 1.1%
Pall Corp.	436,600	29,125,586
Road & Rail 2.8%
JB Hunt Transport Services, Inc.	340,200	24,178,014
Union Pacific Corp.	359,900	53,250,804
Total		77,428,818
TOTAL INDUSTRIALS		360,963,088
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 2.0%
QUALCOMM, Inc.	891,780	54,951,483

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 7.7%
Apple, Inc.	290,066	$128,426,722
EMC Corp. (a)	2,197,710	49,294,635
NCR Corp. (a)	1,101,900	30,048,813
Total		207,770,170
Internet Software & Services 8.6%
eBay, Inc. (a)	1,116,800	58,509,152
Facebook, Inc., Class A (a)	1,196,400	33,212,064
Google, Inc., Class A (a)	127,656	105,261,308
LinkedIn Corp., Class A (a)	131,800	25,317,462
Rackspace Hosting, Inc. (a)	191,600	9,235,120
Total		231,535,106
IT Services 3.7%
Accenture PLC, Class A	464,200	37,804,448
Mastercard, Inc., Class A	111,400	61,596,402
Total		99,400,850
Semiconductors & Semiconductor Equipment 1.5%
KLA-Tencor Corp.	413,100	22,410,675
NXP Semiconductor NV (a)	665,274	18,328,299
Total		40,738,974
Software 3.0%
Citrix Systems, Inc. (a)	249,293	15,498,546
Oracle Corp.	645,900	21,172,602
QLIK Technologies, Inc. (a)	405,800	10,554,858
Salesforce.com, Inc. (a)	852,300	35,038,053
Total		82,264,059
TOTAL INFORMATION TECHNOLOGY		716,660,642
MATERIALS 2.9%
Chemicals 2.9%
LyondellBasell Industries NV, Class A	355,000	21,548,500
Monsanto Co.	543,900	58,099,398
Total		79,647,898
TOTAL MATERIALS		79,647,898
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	935,800	50,448,978
TOTAL TELECOMMUNICATION SERVICES		50,448,978
Total Common Stocks (Cost: $2,131,207,486)		$2,625,729,235

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.126% (d)(e)	55,837,128	$55,837,128
Total Money Market Funds (Cost: $55,837,128)		$55,837,128
Total Investments
(Cost: $2,187,044,614) (f)		$2,681,566,363(g)
Other Assets & Liabilities, Net		26,235,417
Net Assets		$2,707,801,780

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $37, representing 0.00% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-18-02 - 01-18-05	10

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,679,584	782,047,765	(771,890,221)	55,837,128	66,174	55,837,128

(f)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $ 2,187,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$506,669,000
Unrealized Depreciation	(12,148,000)
Net Unrealized Appreciation	$494,521,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	443,009,528	—	—	443,009,528
Consumer Staples	308,441,138	—	—	308,441,138
Energy	122,320,802	38	—	122,320,840
Financials	148,086,896	—	—	148,086,896
Health Care	396,150,227	—	—	396,150,227
Industrials	360,963,088	—	—	360,963,088
Information Technology	716,660,642	—	—	716,660,642
Materials	79,647,898	—	—	79,647,898
Telecommunication Services	50,448,978	—	—	50,448,978
Total Equity Securities	2,625,729,197	38	—	2,625,729,235
Other
Money Market Funds	55,837,128	—	—	55,837,128
Total Other	55,837,128	—	—	55,837,128
Total	2,681,566,325	38	—	2,681,566,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.4%
AIRPORT 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,940,237
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,020,030
10/01/24	5.125%	1,000,000	1,010,830
Total			2,030,860
HIGHER EDUCATION 5.3%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,542,180
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,975,205
Oregon Health & Science University
Revenue Bonds
Series 2012-E
07/01/31	4.000%	8,000,000	8,465,680
Series 2012A
07/01/18	5.000%	1,000,000	1,186,340
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	7,848,367
Oregon State Facilities Authority
Revenue Bonds
Limited College Project
Series 2010A
10/01/34	5.000%	1,975,000	2,173,823
Linfield College Project
Series 2005A
10/01/20	5.000%	1,825,000	1,941,399
Total			27,132,994
HOSPITAL 10.7%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/16	4.000%	780,000	836,901
08/01/17	4.000%	810,000	874,711
08/01/18	4.000%	745,000	806,544

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
08/01/19	4.000%	$855,000	$932,805
08/01/20	4.000%	915,000	985,446
08/01/21	4.000%	725,000	773,350
08/01/26	5.000%	1,200,000	1,311,060
08/01/27	5.000%	1,260,000	1,370,628
08/01/31	5.000%	1,635,000	1,761,614
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,491,940
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/19	5.000%	1,255,000	1,459,038
09/01/22	5.000%	500,000	577,355
Multnomah County Hospital Facilities Authority
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	4,314,177
Providence Health Systems
Series 2004
10/01/13	5.250%	1,045,000	1,066,893
10/01/16	5.250%	2,970,000	3,174,544
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	6,070,350
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,076,630
03/15/16	5.000%	1,500,000	1,665,525
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,253,314
11/01/19	5.000%	3,695,000	4,490,792
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,968,949
Revenue Bonds
Providence Health Services
Series 2011C
10/01/14	4.000%	1,625,000	1,709,614
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,714,025
Series 2008A
08/15/15	5.750%	785,000	871,060
08/15/18	5.250%	2,500,000	2,971,700
Total			54,528,965

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER 0.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	$1,000,000	$1,006,880
01/01/21	5.000%	3,000,000	3,013,260
Total			4,020,140
INVESTOR OWNED 0.8%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	3,750,000	4,218,225
LOCAL GENERAL OBLIGATION 35.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	6,252,150
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,695
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	3,109,210
City of Canby Refunding Limited General Obligation Bonds Series 2012 (AGM)
12/01/29	4.000%	2,690,000	2,909,181
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/24	4.000%	1,875,000	2,183,288
06/01/25	4.000%	1,875,000	2,155,444
City of Madras
Refunding Unlimited General Obligation Bonds
Series 2013
02/15/24	4.000%	745,000	799,199
Series 2013
02/15/27	4.500%	500,000	533,750
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,360,790
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,605,434
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/01/16	0.000%	$3,500,000	$3,418,135
06/01/18	0.000%	4,000,000	3,749,040
06/01/19	0.000%	4,000,000	3,652,680
06/01/20	0.000%	4,000,000	3,554,280
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,941,900
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,482,468
06/01/20	5.000%	880,000	1,066,102
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	5,065,033
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
06/15/17	0.000%	4,000,000	3,849,240
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	110,684
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,377,687
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,435,028
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,645,920
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	5,125,387
06/15/26	5.000%	3,000,000	3,517,710
Clackamas County School District No. 86 Unlimited General Obligation Refunding Bonds Canby Series 2012A
06/15/19	4.000%	1,000,000	1,173,730
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC) (a)
06/01/14	0.000%	1,025,000	1,021,136
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/15/18	3.000%	$810,000	$889,307
06/15/19	2.500%	1,010,000	1,085,912
06/15/20	3.000%	805,000	889,010
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	1,000,000	1,196,140
06/15/24	5.000%	1,165,000	1,383,030
06/15/25	5.000%	1,275,000	1,502,269
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,119,540
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,189,230
11/01/25	5.000%	1,140,000	1,345,781
Deschutes & Jefferson Counties School District No. 2J Redmond
Refunding Unlimited General Obligation Bonds
Series 2013
06/15/29	4.000%	1,865,000	2,042,119
Series 2013
06/15/30	4.000%	2,520,000	2,743,171
Deschutes & Jefferson Counties School District No. 2J Redmond (a)
Unlimited General Obligation Bonds
Series 2004B (NPFGC/FGIC)
06/15/22	0.000%	2,335,000	1,928,967
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,670,385
06/15/28	4.625%	1,660,000	1,841,305
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,274,180
06/15/21	5.500%	1,410,000	1,821,974
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,079,386
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,119,000
12/15/16	5.000%	1,000,000	1,158,900
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/19	3.000%	1,410,000	1,553,073
06/15/20	3.000%	1,000,000	1,104,360
06/15/21	3.000%	1,610,000	1,774,172
Lane Community College
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2009
06/15/17	4.250%	$2,195,000	$2,519,531
06/15/18	4.250%	2,000,000	2,343,200
Series 2012
06/15/23	5.000%	1,000,000	1,253,210
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC/FGIC)
10/15/14	6.000%	1,310,000	1,411,892
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) (a)
06/15/13	0.000%	1,000,000	999,759
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,791,378
Marion & Clackamas Counties School District No. 4J
Unlimited General Obligation Refunding Bonds
Series 2013
06/15/21	4.000%	2,785,000	3,279,894
06/15/22	4.000%	1,300,000	1,531,946
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,200,442
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,134,823
06/15/16	5.000%	2,500,000	2,836,900
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	990,000	1,035,510
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,716,100
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,041,726
06/15/21	5.000%	6,575,000	8,286,933
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (a)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,505,114

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B
06/15/23	4.000%	$3,250,000	$3,793,692
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,124,999	8,943,431
Washington County School District No. 1 West Union
Refunding Unlimited General Obligation Bonds
Hillsboro
Series 2012
06/15/20	4.000%	3,400,000	4,016,964
Washington County School District No. 1 West Union (a)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,608,185
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,206,114
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	1,000,000	1,296,590
Total			179,169,846
MULTI-FAMILY 1.1%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	4,101,000
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,695,583
Total			5,796,583
MUNICIPAL POWER 2.0%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,598,772
08/01/29	5.000%	3,410,000	4,000,374
Emerald People’s Utility District
Refunding Revenue Bonds
Series 1996 (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
11/01/13	7.350%	$2,675,000	$2,764,425
Series 2003A (AGM)
11/01/20	5.250%	605,000	618,933
Total			9,982,504
OTHER BOND ISSUE 1.0%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A (c)
11/15/22	6.650%	2,590,000	2,592,227
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (d)
12/01/13	5.000%	2,455,000	2,514,288
Total			5,106,515
PORTS 0.5%
Port of Morrow
Refunding Revenue Bonds
Series 2007
06/01/20	4.875%	750,000	750,270
06/01/25	5.000%	1,000,000	1,000,370
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	135,000	135,182
08/01/19	5.750%	425,000	425,412
Total			2,311,234
RECREATION 4.9%
Oregon State Department of Administrative Services
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,659,878
Series 2009A
04/01/21	5.000%	5,000,000	6,033,400
04/01/22	5.000%	5,000,000	5,995,550
04/01/27	5.000%	4,000,000	4,644,880
Series 2012B
04/01/18	3.000%	3,600,000	3,973,104
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	387,691
Total			24,694,503
REFUNDED / ESCROWED 6.0%
City of Portland Tax Allocation Bonds Series 2003A (AMBAC)
06/15/18	5.000%	1,570,000	1,579,341

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	$5,000,000	$5,784,450
Oregon State Department of Administrative Services
Certificate of Participation
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	3,076,048
05/01/25	5.000%	2,780,000	3,251,488
05/01/26	5.000%	2,800,000	3,274,880
Prerefunded 10/01/13 Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,479,159
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	7,071,200
State of Oregon
Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds
Series 2004D
08/01/24	5.000%	165,000	174,704
Prerefunded 08/01/14 Unlimited General Obligation Bonds
Series 2004D
08/01/24	5.000%	3,455,000	3,658,189
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (d)
10/01/18	7.300%	870,000	1,044,435
Total			30,393,894
RETIREMENT COMMUNITIES 1.4%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	717,219
10/01/23	5.000%	645,000	739,009
10/01/24	5.000%	455,000	515,952
Multnomah County Hospital Facilities Authority
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,482,562
12/01/22	5.000%	500,000	590,295
12/01/29	5.000%	1,200,000	1,326,936
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,496,138
Total			6,868,111
SINGLE FAMILY 2.1%
Oregon State Housing & Community Services Department

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	$3,405,000	$3,712,846
Single Family Mortgage Program
Series 2001Q
07/01/15	4.700%	235,000	235,667
07/01/17	4.900%	235,000	235,597
Series 2010A
07/01/27	5.250%	680,000	739,377
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,724,789
Series 2011B
07/01/28	5.250%	1,895,000	2,068,203
Series 2011J
07/01/24	5.150%	775,000	780,216
Total			10,496,695
SPECIAL NON PROPERTY TAX 8.0%
Oregon Department of Transportation
Refunding Revenue Bonds
Series 2012A
11/15/22	5.000%	5,000,000	6,455,350
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,284,167
Series 2009A
11/15/27	4.750%	7,000,000	7,975,940
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,233,771
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,700,585
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,166,060
09/01/21	4.250%	1,815,000	2,103,276
Series 2012-A
09/01/26	5.000%	3,660,000	4,508,937
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	4,410,000	5,014,655
Total			40,442,741

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 4.5%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	$4,220,000	$4,470,752
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown
Series 2011
06/15/18	5.000%	3,095,000	3,633,654
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	5,178,442
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,770,769
06/15/27	5.000%	1,370,000	1,522,467
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,767,961
06/15/26	5.000%	1,440,000	1,632,902
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B
06/01/19	5.850%	785,000	787,127
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	635,000	636,823
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	440,000	441,118
02/15/21	5.625%	1,100,000	1,102,321
Total			22,944,336
STATE APPROPRIATED 1.9%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,624,923
Refunding Certificate of Participation
Series 2012A
05/01/17	5.000%	5,320,000	6,223,815
Total			9,848,738
STATE GENERAL OBLIGATION 1.5%
State of Oregon
Unlimited General Obligation Refunding Bonds
Oregon University System
Series 2012A
08/01/19	5.000%	5,000,000	6,187,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	$1,050,000	$1,008,452
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	488,030
Total			7,684,132
TRANSPORTATION 1.7%
Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,701,207
Payroll Tax and Grant Receipt
Series 2013
11/01/18	5.000%	2,500,000	2,897,575
Total			8,598,782
WATER & SEWER 5.9%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/21	4.000%	1,195,000	1,398,604
08/01/22	4.000%	1,240,000	1,455,388
08/01/23	4.000%	1,290,000	1,512,835
City of Portland Sewer System
Refunding Revenue Bonds
1st Lien
Series 2008A
06/15/17	5.000%	1,500,000	1,759,500
Revenue Bonds
First Lien
Series 2004A (AGM)
10/01/21	4.250%	2,500,000	2,633,150
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	6,146,076
Revenue Bonds
Series 2004B
10/01/13	5.000%	730,000	744,790
City of Sutherlin Water Revenue Bonds BAN Series 2012
11/15/13	1.400%	1,230,000	1,230,197
City of Woodburn
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,195,637
03/01/19	5.000%	3,490,000	4,129,856
03/01/22	5.000%	4,620,000	5,626,744

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC)
10/01/13	5.000%	$2,310,000	$2,356,154
Total			30,188,931
Total Municipal Bonds (Cost: $454,545,818)			$494,398,966

	Shares	Value

Money Market Funds 1.5%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (e)	3,709,038	$3,709,038
JPMorgan Tax-Free Money Market Fund, 0.000% (e)	3,825,367	3,825,367

Total Money Market Funds (Cost: $7,534,405)		$7,534,405

Total Investments
(Cost: $462,080,223) (f)		$501,933,371(g)
Other Assets & Liabilities, Net		5,446,834
Net Assets		$507,380,205

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $2,592,227, representing 0.51% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
11/15/22 6.65000%	06-17-98	2,590,000

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $16,878,349 or 3.33% of net assets.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(f)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $462,080,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,282,000
Unrealized Depreciation	(429,000)
Net Unrealized Appreciation	$39,853,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	494,398,966	—	494,398,966
Total Bonds	—	494,398,966	—	494,398,966
Other
Money Market Funds	7,534,405	—	—	7,534,405
Total Other	7,534,405	—	—	7,534,405
Total	7,534,405	494,398,966	—	501,933,371

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.8%

ALABAMA 0.3%

County of Jefferson Sewer Refunding Revenue Bonds Series 1997A (FGIC)
02/01/22	5.625%	$570,000	$441,471
County of Jefferson
Revenue Bonds
Series 2004A
01/01/19	5.250%	2,790,000	2,789,107
01/01/23	5.250%	7,500,000	7,485,375
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	4,900,000	5,560,422
Total			16,276,375

ALASKA 0.7%

Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,277,414
07/01/21	6.000%	2,395,000	3,092,831
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,700,985
10/01/41	7.750%	4,350,000	4,948,604
Total			34,019,834

ARIZONA 1.4%

Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	7,800,000	8,702,070
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007
07/01/25	5.000%	1,500,000	1,719,330
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A
10/01/22	5.000%	1,500,000	1,788,330
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC/FGIC)
07/01/14	7.625%	3,140,000	3,400,118

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)

Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	$13,750,000	$14,787,162
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07/01/26	5.500%	5,000,000	5,224,300
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,862,762
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	10,340,000	14,044,822
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,128,730
Total			66,657,624

CALIFORNIA 13.1%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Community
Series 2011
07/01/26	6.125%	3,420,000	4,112,208
07/01/41	6.125%	7,015,000	8,156,200
Revenue Bonds
San Diego Hospital Association
Series 2003C
03/01/20	5.375%	1,320,000	1,364,972
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,728,440
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,963,500
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/11	13.000%	400,000	183,996
10/01/15	8.375%	1,740,000	733,393
10/01/19	8.750%	8,670,000	3,589,380
Cabazon Band Mission Indians (c)(d)(e)
Revenue Bonds
Series 2010
10/01/20	8.375%	1,415,000	570,981

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC) (f)
10/01/17	0.000%	$2,525,000	$2,327,394
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	142,189
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,919,040
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,410,800
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	7,890,000	9,549,109
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	2,835,000	2,964,389
Series 2006K AMT
02/01/42	5.500%	4,140,000	4,286,556
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,651,633
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,553,600
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	640,000	640,474
12/01/32	7.500%	1,925,000	2,045,563
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT (a)
12/01/22	4.850%	1,390,000	1,501,798
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,109,131
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,382,880
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

07/01/30	6.000%	$3,570,000	$3,783,807
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,100,080
Kaiser Permanente
Series 2006B
03/01/45	5.250%	13,000,000	14,163,370
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,990,380
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	6,415,044
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,516,275
09/01/24	5.000%	1,110,000	1,200,210
09/01/25	5.000%	790,000	850,364
09/01/26	5.000%	1,230,000	1,317,059
09/01/27	5.000%	1,280,000	1,355,302
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	7,210,000	9,498,670
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03/01/31	5.000%	4,855,000	4,870,342
City of San Jose (a)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/16	5.000%	3,000,000	3,347,250
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,855,950
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,681,680
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	4,100,000	4,101,763
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,580,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	$3,925,000	$4,431,639
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,850,000	1,860,231
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	5,000,000	5,660,450
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	875,000	883,076
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,437,710
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,592,336
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	9,428,504
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC) (f)
08/01/23	0.000%	9,790,000	6,775,365
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	1,005,350
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (a)
04/01/16	8.000%	7,000,000	8,505,910
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	3,157,276

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	$4,500,000	$5,275,215
05/15/39	5.250%	17,000,000	19,734,110
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	15,000,000	15,804,750
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	562,625
08/01/39	6.625%	1,500,000	1,684,425
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	1,500,000	1,499,895
San Joaquin Hills Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/14	0.000%	14,450,000	14,204,928
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,612,373
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,734,675
State of California
Prerefunded 08/01/13 Unlimited General Obligation Bonds
Series 2003
02/01/21	5.000%	4,260,000	4,310,609
02/01/21	5.000%	365,000	369,413
Prerefunded 11/01/13 Unlimited General Obligation Bonds
Various Purpose
Series 2003
11/01/22	5.000%	5,000,000	5,119,950
11/01/24	5.125%	8,000,000	8,196,960
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	2,999,050
Series 2006
10/01/36	4.500%	4,015,000	4,214,586
Various Purpose
Series 2005
03/01/32	5.000%	1,500,000	1,635,225
06/01/35	4.750%	2,500,000	2,573,450
08/01/35	5.000%	10,000,000	10,752,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Series 2007
12/01/32	5.000%	$8,000,000	$8,997,360
06/01/37	5.000%	13,145,000	14,195,943
11/01/37	5.000%	18,000,000	19,576,980
12/01/37	5.000%	10,200,000	11,108,820
Series 2008
03/01/27	5.500%	1,000,000	1,170,700
03/01/38	5.250%	8,250,000	9,126,480
Series 2009
04/01/31	5.750%	32,500,000	38,513,150
04/01/35	6.000%	15,000,000	18,091,650
04/01/38	6.000%	22,500,000	26,999,325
11/01/39	5.500%	15,520,000	18,278,059
Series 2010
03/01/30	5.250%	3,000,000	3,523,590
03/01/33	6.000%	5,000,000	6,153,250
03/01/40	5.500%	17,200,000	20,152,208
Series 2011
09/01/30	5.250%	8,750,000	10,319,400
Series 2012
04/01/35	5.250%	19,275,000	22,319,486
09/01/42	5.000%	10,000,000	11,219,300
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	37,347,220
Series 2012
02/01/38	5.000%	18,500,000	20,723,700
Various Purpose
Series 2008
04/01/38	5.000%	1,015,000	1,109,121
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,246
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,380,685
09/01/28	5.000%	1,315,000	1,418,675
09/01/29	5.000%	1,405,000	1,511,232
09/01/30	5.000%	1,480,000	1,584,754
09/01/31	5.000%	1,555,000	1,658,843
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,458,588
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	6,561,957
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,616,076

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	$2,320,000	$2,869,678
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC) (f)
09/01/18	0.000%	1,160,000	1,028,908
Total			633,559,342

COLORADO 1.7%

Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	675,000	658,125
12/01/22	4.950%	1,570,000	1,374,818
12/01/26	5.000%	1,575,000	1,253,275
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08/01/25	5.000%	1,000,000	1,098,620
City & County of Denver (a)
Refunding Revenue Bonds
United Air Lines Project
Series 2007A AMT
10/01/32	5.250%	5,000,000	5,118,400
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12/01/23	5.000%	1,240,000	1,446,621
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	2,000,000	2,231,960
06/01/38	5.500%	6,000,000	6,683,520
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	3,250,000	3,452,767
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,870,920
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,172,830
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,288,068

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)

Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	$1,250,000	$1,401,588
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT (a)
03/25/19	8.375%	2,108	2,110
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,591,400
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	4,609,623
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	16,051,986
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,824,724
12/15/37	5.500%	3,100,000	3,135,061
Platte River Power Authority Revenue Bonds Series 2009HH
06/01/24	5.000%	1,000,000	1,215,550
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,315,600
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,973,350
Revenue Bonds
Series 2012-A
11/15/42	5.000%	5,000,000	5,548,200
Total			84,319,116

CONNECTICUT 1.7%

Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,088,410
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,806,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)

City of Hartford Unlimited General Obligation Bonds Series 2012A
04/01/32	5.000%	$350,000	$394,776
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/21	5.000%	1,160,000	1,414,852
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,418
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/25	5.000%	1,000,000	1,122,400
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/28	5.000%	750,000	837,780
Connecticut Housing Finance Authority (a)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	779,000
Subordinated Revenue Bonds
Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	1,032,580
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (a)
11/15/15	5.500%	1,500,000	1,510,800
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,636,620
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	533,455
08/15/27	5.500%	2,375,000	2,497,787
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	2,500,000	2,824,575
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,832,496
Series 2012I
07/01/31	5.000%	700,000	812,693

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)

Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	$2,000,000	$2,017,420
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,107,930
Series 2010O
07/01/40	5.000%	1,000,000	1,103,670
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	559,650
Hartford Healthcare Corp.
Series 2011A
07/01/41	5.000%	1,500,000	1,628,610
Lawrence & Memorial Hospital
Series 2011S
07/01/22	5.000%	1,810,000	2,138,062
07/01/31	5.000%	1,425,000	1,595,003
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,650,140
07/01/26	5.250%	1,045,000	1,365,073
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	485,337
07/01/26	5.000%	900,000	1,010,808
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,177,179
Quinnipiac University
Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	1,066,197
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	559,115
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,098,630
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,179,031
07/01/29	5.000%	860,000	979,093
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,417,420
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,563,180
Village Families & Children
Series 2002A (AMBAC)
07/01/23	5.000%	255,000	255,530
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,709,700
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,119,300
Yale University
Series 2003X-1
07/01/42	5.000%	2,000,000	2,014,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)

Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	$1,000,000	$1,156,660
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	667,926
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	9,975,175
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A (b)(c)(d)(e)
09/01/34	5.750%	4,000,000	1,879,040
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	500,000	530,475
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	2,013,147
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,295,950
2oth Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,310,780
Revenue Bonds
20th Series 2005 (NPFGC)
08/01/30	5.000%	1,870,000	2,005,930
State of Connecticut
Certificate of Participation
Juvenile Training School
Series 2001
12/15/25	4.750%	2,500,000	2,549,925
Revenue Bonds
Revolving Fund
Series 2009A
06/01/26	5.000%	1,000,000	1,201,280
Unlimited General Obligation Bonds
Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,699,005
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	719,059
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,492,677

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)

Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	$1,400,000	$1,758,680
University of Connecticut
Refunding Revenue Bonds
Student Fees
Series 2012-A
11/15/21	5.000%	980,000	1,242,130
Revenue Bonds
Series 2009A
02/15/28	5.000%	500,000	590,325
Series 2010A
02/15/29	5.000%	1,000,000	1,186,110
Total			84,210,354

DELAWARE 0.2%

Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,654,200
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,077,080
09/01/42	5.000%	1,350,000	1,440,261
Total			9,171,541

DISTRICT OF COLUMBIA 0.3%

District of Columbia Refunding Revenue Bonds 2nd Series 2009B
12/01/23	5.000%	2,000,000	2,433,200
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT (a)
10/01/22	4.750%	4,250,000	4,814,400
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,586,446
Total			13,834,046

FLORIDA 2.9%

Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,904,904
04/01/34	5.000%	16,250,000	16,879,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	$375,000	$254,419
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	7,745,000	7,754,062
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,820,000	818,654
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,455,944
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/25	5.000%	6,000,000	6,964,800
County of Escambia Revenue Bonds Series 2003A AMT (a)
11/01/27	5.750%	2,750,000	2,813,525
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/35	5.375%	11,000,000	12,549,240
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12/01/20	5.000%	1,040,000	1,138,072
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,240,027
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	470,000	495,859
County of St. Johns Revenue Bonds Series 2006 (AMBAC)
10/01/26	5.000%	1,000,000	1,115,680
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	1,220,000	1,232,420
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Series 2012-A
06/15/22	5.500%	$1,240,000	$1,248,754
06/15/32	6.000%	4,000,000	4,019,200
06/15/43	6.125%	3,000,000	3,000,780
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,498,671
06/01/27	5.000%	5,800,000	6,772,428
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06/01/24	5.000%	5,500,000	5,830,770
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	249,735
Series 2006G
11/15/21	5.125%	70,000	81,003
11/15/32	5.125%	465,000	538,093
Hillsborough County Industrial Development Authority
Prerefunded 10/01/13 Revenue Bonds
Tampa General Hospital
Series 2003
10/01/18	5.000%	175,000	178,444
Unrefunded Revenue Bonds
Tampa General Hospital
Series 2003
10/01/18	5.000%	650,000	662,090
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,227,950
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007
10/01/29	5.000%	1,000,000	1,073,610
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,714,840
Series 2011A
10/01/40	7.250%	7,000,000	8,929,060
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,667,945
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	330,000	337,234

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	$6,980,000	$8,400,988
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,506,113
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC)
10/01/26	5.000%	1,400,000	1,561,952
State of Florida
Revenue Bonds
Series 2007A (AMBAC)
07/01/18	5.000%	2,000,000	2,354,100
Unlimited General Obligation Bonds
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	845,000	923,805
Unrefunded Unlimited General Obligation Bonds
Series 1985
06/01/14	9.125%	320,000	322,339
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,800,975
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,850,000	2,670,165
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,735,000	1,754,449
Total			139,942,299

GEORGIA 2.0%

Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,280,713
City of Atlanta
Revenue Bonds
Series 1999A (NPFGC/FGIC)
11/01/22	5.500%	5,475,000	6,757,573
Series 2004 (AGM)
11/01/25	5.750%	1,000,000	1,349,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)

DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$6,250,000	$7,325,125
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	32,500,000	36,210,200
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011B
10/01/16	5.000%	2,000,000	2,306,220
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,881,521
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	400,000	453,916
Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	6,923,940
Series 2007A (AMBAC/FGIC)
07/01/26	5.250%	1,000,000	1,270,180
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	345,000	368,512
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,168,584
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	13,995,000	15,844,579
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,136,650
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,088,560
Total			95,365,523

GUAM 0.1%

Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,630,238

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GUAM (CONTINUED)

Series 2011A
01/01/42	5.125%	$800,000	$892,648
Total			5,522,886

HAWAII 0.8%

Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,170,280
Series 2010B
07/01/30	5.625%	1,220,000	1,367,461
07/01/40	5.750%	1,630,000	1,840,841
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,130,600
11/15/27	5.000%	1,400,000	1,532,510
11/15/32	5.125%	1,300,000	1,413,958
11/15/37	5.250%	1,945,000	2,131,389
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,204,760
11/15/44	9.000%	3,000,000	3,615,990
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	6,156,570
Hawaii State Department of Budget & Finance (a)
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) AMT
12/01/22	5.000%	12,500,000	12,522,125
Total			40,086,484

IDAHO 0.3%

Idaho Health Facilities Authority
Refunding Revenue Bonds
IHC Hospitals, Inc.
Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	8,292,360
Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,218,080
12/01/33	6.250%	6,000,000	7,175,880
Total			16,686,320

ILLINOIS 8.2%

Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)
01/01/15	6.250%	6,840,000	7,190,345
01/01/16	6.000%	5,000,000	5,671,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

01/01/20	6.000%	$8,000,000	$9,363,120
Unlimited General Obligation Refunding Bonds
Series 2005A (AMBAC)
12/01/22	5.500%	4,750,000	5,916,552
Chicago Board of Education (f)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC/FGIC)
12/01/21	0.000%	8,000,000	6,132,560
12/01/22	0.000%	25,200,000	18,292,176
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) (f)
01/01/20	0.000%	7,275,000	6,217,142
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/23	5.500%	9,750,000	11,609,617
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,730,000	5,079,216
City of Chicago (f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2009C
01/01/23	0.000%	4,900,000	3,550,344
01/01/25	0.000%	2,000,000	1,299,380
01/01/27	0.000%	3,000,000	1,738,830
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	1,750,000	1,901,515
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC) (f)
12/01/20	0.000%	3,065,000	2,523,445
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC/FGIC)
01/01/20	8.250%	1,015,000	1,418,452
01/01/23	8.250%	1,420,000	2,098,902
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,565,000	3,019,467

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	$2,675,000	$2,143,371
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01/15/14	5.850%	4,500,000	4,652,370
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	14,185,422
Uno Charter School
Series 2011A
10/01/41	7.125%	3,000,000	3,531,150
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,562,875
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,338,100
Series 2009B
08/15/30	5.750%	10,000,000	11,690,500
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,539,388
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,759,040
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	21,364,240
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	46,497,795
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,905,000	2,231,955
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	60,705,640
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,542,440
Lake County School District No. 56
Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC/FGIC)
01/01/17	9.000%	4,125,000	4,638,934
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

01/01/17	9.000%	$2,910,000	$3,376,589
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	7,151,224
Metropolitan Pier & Exposition Authority (f)
Revenue Bonds
McCormick Place Project
Series 1993 Escrowed to Maturity (NPFGC/FGIC)
06/15/16	0.000%	1,115,000	1,091,351
Unrefunded Revenue Bonds
McCormick Place Project
Series 1993 (NPFGC/FGIC)
06/15/16	0.000%	2,635,000	2,537,795
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	17,082,644
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	18,317,850
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC/FGIC)
06/01/20	7.750%	5,000,000	6,244,500
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,291,134
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC/FGIC)
06/15/23	6.000%	4,000,000	5,370,080
Series 2005 (AGM)
06/15/28	5.000%	2,000,000	2,156,660
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC/FGIC)
11/01/26	6.000%	3,000,000	3,657,690
Series 2004A
03/01/34	5.000%	3,000,000	3,087,630
Series 2006
01/01/31	5.500%	7,985,000	9,778,112
Series 2012
03/01/35	5.000%	2,725,000	2,926,023
03/01/36	5.000%	2,000,000	2,139,840
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,516,237
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	605,000	667,787
Total			392,798,479

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDIANA 1.8%

County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	$3,000,000	$3,545,160
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,278,240
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,249,050
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
06/01/29	4.500%	10,000,000	10,995,900
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,589,240
Revenue Bonds
1st Lien - CWA Authority
Series 2011A
10/01/31	5.250%	8,335,000	9,863,889
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,310,442
11/15/41	5.750%	5,655,000	6,382,403
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,506,135
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	8,000,000	9,073,600
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,506,070
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,725,044
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC)
07/01/16	6.250%	8,000,000	8,647,680
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	6.500%	1,052,259	21,024

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDIANA (CONTINUED)

Purdue University Revenue Bonds Student Fees Series 2009X
07/01/23	5.250%	$1,000,000	$1,219,170
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,127,908
Total			89,040,955

IOWA 0.7%

City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,565,740
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	124,000	129,246
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,527,285
09/01/37	5.500%	2,500,000	2,501,600
09/01/43	5.750%	2,630,000	2,658,141
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/28	5.750%	4,500,000	4,506,930
Iowa Student Loan Liquidity Corp. (a)
Senior Revenue Bonds
Series 2011A-2 AMT
12/01/26	5.600%	8,000,000	9,174,000
12/01/27	5.700%	5,500,000	6,318,180
Total			33,381,122

KANSAS 0.2%

City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	10,999,340

KENTUCKY 1.3%

Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

KENTUCKY (CONTINUED)

03/01/40	6.375%	$5,800,000	$6,946,892
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,556,146
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,508,736
12/01/38	6.000%	2,850,000	3,118,100
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	17,510,779
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	29,590,800
Total			64,231,453

LOUISIANA 2.8%

East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	175,000	175,348
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12/01/22	4.500%	1,000,000	1,146,270
Revenue Bonds
Series 2007B (AMBAC)
12/01/20	5.250%	1,000,000	1,147,590
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC)
05/01/21	5.000%	1,000,000	1,122,180
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	620,000	658,316
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,496,125
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (NPFGC)
02/15/26	5.000%	1,000,000	1,126,850
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA (CONTINUED)

06/01/20	5.000%	$1,000,000	$1,104,500
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06/01/16	5.000%	9,500,000	10,531,890
Series 2009C-4
06/01/24	6.125%	1,000,000	1,005,070
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	6,184,132
01/01/40	6.500%	20,400,000	24,130,956
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,722,469
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	19,726,416
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,127,670
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	17,555,000	17,651,728
05/15/39	5.875%	31,270,000	31,442,298
Total			134,499,808

MARYLAND 0.7%

City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,804,000	6,478,497
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,193,000
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,466,600
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	435,296

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MARYLAND (CONTINUED)

University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	$1,600,000	$1,762,432
Senior Revenue Bonds
Towson University Project
Series 2012
07/01/29	5.000%	650,000	730,762
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	6,162,650
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,390,300
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,807,278
Morgan State University Prerefunded 07/01/13 Revenue Bonds Series 2003A (NPFGC/FGIC)
07/01/32	5.000%	450,000	453,627
Total			32,880,442

MASSACHUSETTS 7.5%

Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,107,000
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	5,030,000	3,966,809
Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,462,662
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	190,000	195,297
Senior Series 1993A
11/01/19	5.250%	4,320,000	4,977,461
City of Boston Unlimited General Obligation Bonds Series 2013A
03/01/20	5.000%	1,000,000	1,256,420
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A
04/01/25	4.125%	2,295,000	2,567,325
Commonwealth of Massachusetts
Limited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Series 2011A
04/01/28	5.000%	$1,795,000	$2,139,730
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	3,000,000	3,929,070
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	4,500,000	5,724,630
01/01/28	5.500%	7,500,000	9,526,875
01/01/30	5.500%	2,500,000	3,204,450
Revenue Bonds
Accelerated Bridge Program
Series 2012
06/01/28	4.000%	1,000,000	1,098,430
Martha’s Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC)
05/01/32	5.000%	3,000,000	3,061,410
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	240,000	253,452
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	2,930,400
Series 1992B (NPFGC)
03/01/16	6.200%	1,435,000	1,550,015
Revenue Bonds
General Transportation
Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	630,000	719,718
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	2,011,275
07/01/29	5.500%	2,000,000	2,667,320
Senior Series 2008B
07/01/27	5.250%	710,000	928,836
Series 2005A
07/01/24	5.000%	1,000,000	1,297,780
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	820,744
Massachusetts Department of Transportation (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	4,434,309
01/01/20	0.000%	17,000,000	15,134,930
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,115,448
Revenue Bonds
1st Mortgage-Loomis Communities Project
Series 2002A
03/01/32	6.900%	1,000,000	1,011,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Adventcare Project
Series 2007A
10/15/28	6.650%	$5,000,000	$5,322,000
Berkshire Health System
Series 2012G
10/01/30	5.000%	1,500,000	1,672,080
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,682,431
Boston Medical Center
Series 2012C
07/01/29	5.000%	1,000,000	1,111,770
Boston University
Series 1999P
05/15/59	6.000%	3,325,000	4,248,851
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,146,400
Broad Institute
Series 2011A
04/01/37	5.250%	3,000,000	3,400,230
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,100,260
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,686,176
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	758,392
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,183,270
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/13	6.250%	266,962	268,412
11/15/46	6.250%	2,127,125	1,899,374
Series 2011A-2
11/15/46	5.500%	154,325	123,054
Merrimack College
Series 2012A
07/01/32	5.000%	1,450,000	1,583,588
Northeastern University
Series 2012
10/01/31	5.000%	550,000	637,219
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,126,160
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,228,630
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,698,900
Massachusetts Development Finance Agency (d)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	470,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

06/01/39	7.750%	$2,250,000	$1,057,500
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	5,266
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	790,000	916,716
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	7,920,000	8,551,699
Series 2008H (AGM) AMT
01/01/30	6.350%	7,870,000	8,734,992
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,554,747
Series 2012J AMT
07/01/25	4.625%	15,000,000	15,937,350
07/01/28	4.900%	1,000,000	1,057,850
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/21	5.000%	1,500,000	1,718,580
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	29,216,220
Caregroup
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,561,760
Series 2008E-1
07/01/33	5.125%	3,000,000	3,379,200
Harvard University
Series 1991N
04/01/20	6.250%	4,675,000	6,278,572
Series 2009A
11/15/36	5.500%	1,000,000	1,193,300
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,083,620
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	8,000,000	10,740,000
Series 2004M
07/01/25	5.250%	500,000	668,670
Series 2009O
07/01/26	5.000%	11,500,000	13,684,655
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,315,100
07/15/32	5.000%	4,720,000	4,792,971
07/15/37	5.000%	500,000	506,015
Northeastern University
Series 2008T-2
10/01/30	5.000%	1,000,000	1,165,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Partners Healthcare
Series 2010J-1
07/01/34	5.000%	$11,400,000	$12,790,116
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,942,035
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,173,760
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,169,070
Series 2009M
02/15/28	5.500%	1,000,000	1,312,300
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,852,380
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147
06/01/28	4.800%	235,000	238,361
Single Family
Series 2008-139
12/01/28	5.125%	1,000,000	1,095,570
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	2,000,000	2,136,480
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	10,000,000	10,043,100
Series 2007D AMT
06/01/40	4.850%	750,000	770,722
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,075,190
12/01/42	5.350%	1,500,000	1,620,630
Single Family
Series 2006-122 AMT
12/01/31	4.850%	5,140,000	5,246,706
Massachusetts Industrial Finance Agency
Refunding Revenue Bonds
Chelsea Jewish
Series 1997A (FHA)
08/01/37	6.500%	650,000	651,644
Revenue Bonds
Cambridge Friends School
Series 1998
09/01/18	5.750%	1,000,000	1,000,910
Massachusetts Port Authority
Revenue Bonds
Conrac Project
Series 2011A
07/01/41	5.125%	3,000,000	3,357,210
Massachusetts Port Authority (a)
Revenue Bonds
Bosfuel Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Series 2007 (NPFGC/FGIC) AMT
07/01/32	5.000%	$2,000,000	$2,197,980
Massachusetts School Building Authority
Refunding Revenue Bonds
Senior Series 2012A
08/15/22	5.000%	2,000,000	2,554,240
Senior Revenue Bonds
Series 2011B
10/15/35	5.000%	1,000,000	1,158,940
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,910,000	1,974,329
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,387,840
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	4,000,000	3,801,600
05/01/19	0.000%	7,710,000	7,143,161
05/01/23	0.000%	3,000,000	2,400,870
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,322,020
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	12,445,000	15,192,109
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,389,924
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08/01/34	5.000%	145,000	152,220
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	599,685
Series 2005A (NPFGC)
08/01/24	5.250%	3,000,000	3,518,970
Revenue Bonds
General
Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	475,000	509,048
Series 1992A Escrowed to Maturity
07/15/19	6.500%	5,600,000	6,589,184
Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	7,000,000	8,208,060
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,523,650
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,557,367

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	$300,000	$321,249
Series 1993C (TCRS)
12/01/15	5.250%	825,000	883,435
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,462,210
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009
05/15/27	5.000%	2,000,000	2,371,100
Total			360,256,571

MICHIGAN 1.3%

Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/22	5.500%	2,000,000	2,038,560
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	13,011,248
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	1,375,000	1,375,014
Series 2005A (NPFGC/FGIC)
07/01/27	5.000%	1,290,000	1,333,305
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,657,550
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	505,454
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	402,195
11/01/22	5.000%	750,000	755,408
11/01/32	4.750%	1,170,000	1,078,986

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM)
05/01/24	5.000%	$1,285,000	$1,433,880
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	297,425
Michigan Municipal Bond Authority Unrefunded Revenue Bonds Drinking Water Fund Series 2004
10/01/22	5.000%	375,000	399,225
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,317,422
Michigan Sugar Co.- Caro Project
Series 1998B
11/01/25	6.450%	3,500,000	3,354,785
NSF International Project
Series 2004
08/01/26	5.250%	600,000	602,868
Michigan Strategic Fund (a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	4,154,120
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,296,379
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,441,651
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,214,821
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05/15/22	5.250%	2,000,000	2,517,420
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,256,280
State of Michigan (f)
Certificate of Participation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	$6,000,000	$5,149,320
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	5,000,000	5,551,050
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	3,750,000	4,112,812
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,231,750
Total			64,488,928

MINNESOTA 3.3%

City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,701,661
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	9,119,325
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	18,988,022
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,650,344
07/01/30	5.750%	3,200,000	3,593,888
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,890,770
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,503,640
03/01/40	6.500%	2,800,000	3,164,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	$27,500,000	$22,114,400
01/01/23	0.000%	26,500,000	20,368,695
01/01/25	0.000%	17,500,000	12,363,050
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,771,221
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,784,760
11/15/30	6.000%	10,000,000	10,754,200
11/15/35	6.000%	11,500,000	12,329,265
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	2,540,000	2,609,266
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity
07/01/21	5.500%	1,000,000	1,247,790
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,198,790
Total			160,153,927

MISSISSIPPI 0.4%

County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,981,364
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02/01/15	5.000%	4,250,000	4,486,810
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,355,124
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,196,167

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSISSIPPI (CONTINUED)

Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	$465,000	$465,302
Total			21,484,767

MISSOURI 1.1%

City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	2,690,000	2,904,770
11/01/39	6.875%	1,500,000	1,621,680
City of St. Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/23	5.000%	1,000,000	1,118,610
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	14,373,360
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	7,901,374
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	1,500,000	1,599,810
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	1,645,000	1,692,771
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/31	5.750%	1,730,000	1,960,799
02/01/41	6.000%	2,600,000	2,950,922
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	2,161,120
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	1,076,328	1,080,644
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	3,013,315

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	$7,000,000	$7,346,640
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,673,200
University of Missouri
Prerefunded 11/01/15 Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	260,000	289,661
Unrefunded Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	740,000	814,821
Total			52,503,497

NEBRASKA 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	982,485
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,774,085
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,511,892
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	945,000	1,007,455
Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,285,000	1,440,562
Total			23,716,479

NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,754,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEVADA (CONTINUED)
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	$2,000,000	$2,066,940
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	14,298,720
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	21,057,000
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,152,350
Director of the State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Series 2003 AMT (a)(b)
12/01/26	5.625%	2,000,000	2,304,980
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	10,645,000	8,273,720
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,601,347
Total			60,509,532

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT (a)
05/01/21	4.750%	4,500,000	4,616,550

NEW JERSEY 3.2%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	104,985
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	279,960
New Jersey Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	$23,990,000	$31,241,697
Series 2005N-1 (NPFGC/FGIC)
09/01/27	5.500%	5,000,000	6,547,900
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,052,100
Revenue Bonds
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	4,350,000	4,974,051
06/01/42	5.875%	14,500,000	16,493,170
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	7,122,360
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,252,300
09/15/29	5.250%	2,500,000	2,626,450
United Water, Inc.
Series 1996C (AMBAC) AMT
11/01/25	4.875%	7,000,000	7,525,140
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07/01/22	5.250%	1,250,000	1,384,750
Revenue Bonds
Princeton University
Series 2007E
07/01/28	5.000%	1,250,000	1,439,850
William Paterson University
Series 2008C
07/01/24	5.000%	1,000,000	1,161,620
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,457
Series 2007A
09/01/22	5.000%	5,000	5,741
Prerefunded 9/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	40,225
Unrefunded Revenue Bonds
Series 2007A
09/01/22	5.000%	1,180,000	1,345,825
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,612,720
Virtua Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2009
07/01/33	5.750%	$750,000	$854,468
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,589,880
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	6,840,000	7,364,012
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,222,700
Unrefunded Revenue Bonds
Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,637,792
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 1999A
06/15/18	5.750%	5,000,000	6,102,950
06/15/20	5.750%	4,150,000	5,210,823
Series 2006A
12/15/23	5.500%	3,000,000	3,849,210
Series 2011B
06/15/31	5.500%	7,250,000	8,599,732
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/26	4.625%	5,055,000	4,903,148
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,754,850
Total			154,311,866

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	6,500,000	7,233,330
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	10,319,018
Total			17,552,348

NEW YORK 7.8%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	4,250,381

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	$6,500,000	$7,748,455
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2005-M
04/01/22	5.000%	480,000	521,309
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	5,000	5,022
Housing Development Corp.
Revenue Bonds
Capital Funding Program-New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07/01/25	5.000%	300,000	324,606
Series 2005F-1
11/01/25	4.650%	5,000,000	5,221,600
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	15,500,000	18,402,375
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,299,185
Metropolitan Transportation Authority
Revenue Bonds
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	13,556,880
Series 2007B
11/15/24	5.000%	6,820,000	7,836,453
Series 2009B
11/15/34	5.000%	1,000,000	1,125,570
Transportation System
Series 2013-A
11/15/43	5.000%	11,275,000	12,615,372
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,067,400
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,174,750
New York City Industrial Development Agency (a)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,661,690
01/01/24	5.500%	5,500,000	6,056,710
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,375,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	$8,000,000	$8,706,080
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	11,032,900
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,587,537
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	3,625,000	3,790,554
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/27	5.500%	11,240,000	15,019,113
03/15/29	5.500%	2,030,000	2,740,987
03/15/30	5.500%	6,040,000	8,181,965
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,308,060
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	13,350,000	16,692,172
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,677,149
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,591,150
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	16,542,450
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,432,247
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	467,036
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	6,250,000	7,080,500
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,518,177
State University
Series 1993A (FGIC)
05/15/17	5.875%	28,240,000	32,344,684
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/23	5.500%	2,000,000	2,594,220
Unrefunded Revenue Bonds
Series 2005-F
03/15/23	5.000%	250,000	271,035

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (g)
04/01/20	12.371%	$13,000,000	$13,036,920
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,162,750
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity
05/01/13	6.500%	920,000	920,158
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/42	5.000%	12,500,000	13,960,375
Series 2005G (AGM)
01/01/24	5.000%	4,000,000	4,369,680
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,122,720
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,218,000
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	6,300,000	6,299,559
Consolidated 146th
Series 2006 (AGM) AMT
12/01/23	4.500%	7,500,000	8,120,475
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,524,960
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	850,000	880,362
Suffolk County Industrial Development Agency (a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,800,000	7,800,078
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	5,000,000	5,022,500
Triborough Bridge & Tunnel Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Refunding Revenue Bonds
Series 2002 (NFPGC)
11/15/20	5.500%	$6,800,000	$8,715,288
Series 2012-B
11/15/28	5.000%	3,200,000	3,842,240
11/15/29	5.000%	2,500,000	2,997,075
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	7,000,000	9,235,940
01/01/21	6.125%	11,000,000	14,578,850
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,410,760
09/15/42	6.000%	7,000,000	4,905,740
Total			373,945,484

NORTH CAROLINA 1.0%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	8,450,000	9,939,228
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	412,006
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(b)(d)
02/01/38	5.650%	3,170,628	3,244,409
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,622,763
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,337,031
Series 2009A
01/01/26	5.500%	300,000	347,805
Series 2009B
01/01/26	5.000%	7,000,000	7,947,170
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,712,677
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT (a)
01/01/38	5.500%	1,080,000	1,139,627
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,212,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	$4,060,000	$4,447,040
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,599,600
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,471,470
North Carolina Medical Care Commission (f)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,345,721
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	305,000	360,489
Total			48,139,386

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,654,766
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,625,239
Total			13,280,005

OHIO 2.6%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	1,685,000	1,841,469
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,761,849
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	17,500,000	16,191,875
City of Cleveland
Refunding Revenue Bonds
1st Mortgage

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Series 1993G (NPFGC)
01/01/21	5.500%	$4,015,000	$4,899,103
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	569,295
City of Columbus Sewerage
Revenue Bonds
Series 2008A
06/01/31	4.750%	10,000,000	11,203,000
Systems
Series 2008A
06/01/27	5.000%	4,000,000	4,627,160
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,545,000	1,943,610
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,641,943
08/01/41	5.250%	6,900,000	7,633,539
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P
01/01/24	5.000%	2,000,000	2,295,980
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2006A (AMBAC)
12/01/26	5.000%	1,000,000	1,112,480
County of Hamilton
Revenue Bonds
Improvement- Greater Cincinnati Metropolitan
Series 2007A
12/01/25	5.000%	3,425,000	4,014,066
Metropolitan Sewer District Improvement
Series 2006A (NPFGC)
12/01/26	5.000%	1,000,000	1,135,250
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC)
12/01/24	5.000%	2,600,000	2,788,604
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (d)(e)
12/01/27	6.750%	5,644,000	2,539,574
Kings Local School District
Unlimited General Obligation Bonds
National Public Finance (NPFGC/FGIC)
Series 1995 Escrowed to Maturity
12/01/16	7.500%	1,285,000	1,497,899
Unrefunded Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
National Public Finance (NPFGC/FGIC)
Series 1995
12/01/16	7.500%	$330,000	$341,966
Ohio Higher Educational Facility Commission
Revenue Bonds
Denison University 2007 Project
Series 2007
11/01/23	5.000%	4,000,000	4,663,960
University Hospital Health Systems
Series 2009A
01/15/39	6.750%	7,700,000	8,534,064
University of Dayton Project
Series 2009
12/01/24	5.500%	3,000,000	3,621,000
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	350,000	362,646
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC)
02/15/24	4.750%	7,980,000	8,217,245
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/26	5.500%	3,000,000	3,904,800
Ohio State University (The)
Prerefunded 06/01/15 Revenue Bonds
Series 2005-A
06/01/25	5.000%	270,000	295,272
Unrefunded Revenue Bonds
Series 2005-A
06/01/25	5.000%	470,000	508,986
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12/01/21	5.250%	3,890,000	4,989,392
12/01/22	5.250%	2,625,000	3,410,977
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	5,133,025
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,354,522
Total			127,034,551

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B
03/01/29	5.750%	$2,260,000	$2,465,231

OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	655,714
City of Salem Limited General Obligation Bonds Series 2009
06/01/27	4.375%	1,000,000	1,100,830
Clackamas County Service District No. 1 Revenue Bonds Series 2009A
12/01/25	4.250%	1,690,000	1,865,844
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	3,291,855
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/30	5.500%	1,435,000	1,966,280
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,291,775
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	785,453
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,610,085
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	320,000	327,216
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,409,135
Total			18,304,187

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 2.0%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	$490,000	$537,726
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	5,500,000	5,873,780
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC)
10/01/14	5.700%	370,000	381,855
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,588,580
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 (d)
05/01/32	8.500%	5,750,000	5,870,980
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,470,864
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,420,070
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005
02/01/28	6.125%	2,000,000	2,036,620
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,377,400
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	17,891,050
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	15,538,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	$5,325,000	$6,127,531
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,261,690
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	3,274,980
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	5,358,855
Pennsylvania State University Refunding Revenue Bonds Series 2002
08/15/16	5.250%	1,000,000	1,151,870
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,890,550
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	596,425
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,307,840
Washington County Industrial Development Authority (d)
1st Mortgage
Central Project
Series 2003
01/01/29	8.500%	1,891,000	1,977,438
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,572,560
Total			96,507,044
PUERTO RICO 2.0%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,038,790
Series 2007VV (NPFGC/FGIC)
07/01/34	5.250%	10,870,000	10,959,351
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Series 2003NN (NPFGC)
07/01/21	5.250%	$3,500,000	$3,743,075
Series 2008WW
07/01/23	5.375%	2,500,000	2,591,000
Series 2010XX
07/01/40	5.250%	14,500,000	14,415,755
Puerto Rico Highway & Transportation Authority (c)
Refunding Revenue Bonds
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,566,214
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	194,350
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	320,000	414,765
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	5,066,300
Puerto Rico Public Buildings Authority (c)
Prerefunded 07/01/14 Revenue Bonds
Government Facilities
Series 2004I
07/01/33	5.250%	130,000	137,491
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	2,087,200
Series 2007M
07/01/31	6.250%	27,000,000	29,865,780
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation
Series 1998A (AMBAC)
06/01/19	5.375%	2,190,000	2,742,865
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	614,529
Commonwealth Appropriations
Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,721,530
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,433,901
Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,493,173
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (c)
08/01/41	5.250%	5,000,000	5,204,400
Total			94,290,469
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	2,465,000	2,567,643

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA 0.9%
Charleston Educational Excellence Finance Corp. Prerefunded 12/01/15 Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	$5,500,000	$6,177,985
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,800,000	1,679,832
County of Berkeley Unrefunded Unlimited General Obligation Refunding & Improvement Bonds Series 2003
09/01/28	5.000%	735,000	745,466
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A
03/15/14	5.950%	1,000,000	1,038,380
County of Richland Revenue Bonds International Paper Series 2003 AMT (a)
04/01/23	6.100%	1,000,000	1,014,100
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,250,000	1,621,825
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	14,025,236
Piedmont Municipal Power Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC/FGIC)
01/01/24	0.000%	5,000,000	3,522,500
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,683,406
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	3,529,102	2,329,631
South Carolina Jobs-Economic Development Authority (f)
Refunding Subordinated Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/47	0.000%	1,283,310	1,283

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	$2,600,000	$2,849,392
Series 2008A
01/01/28	5.375%	250,000	296,478
Total			44,985,514
SOUTH DAKOTA 0.4%
Heartland Consumers Power District
Revenue Bonds
Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	2,555,000	2,652,652
Unrefunded Revenue Bonds
Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,651,339
State of South Dakota Revenue Bonds Series 1993A (AGM)
09/01/17	6.700%	7,260,000	8,125,102
Total			20,429,093
TENNESSEE 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	5,000,000	5,386,450
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003 (d)
01/01/29	8.500%	391,000	408,873
Total			5,795,323
TEXAS 7.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,580,295
07/01/45	6.200%	7,200,000	8,173,584
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	15,257,815
Central Texas Regional Mobility Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Senior Lien
Series 2011
01/01/41	6.000%	$8,620,000	$10,070,746
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,220,140
Central Texas Regional Mobility Authority (h)
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,976,075
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,305,837
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	9,155,280
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	12,106,500
City of Houston Airport System (a)
Refunding Revenue Bonds
Continental-Special Facilities
Series 2011AAMT
07/15/30	6.500%	5,555,000	6,269,317
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,619,200
City of Houston Utility System (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	24,558,970
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	8,533,325
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	2,000,000	1,852,060
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,271,980
Series 2012
08/15/32	5.000%	2,165,000	2,378,945
08/15/42	5.000%	2,350,000	2,538,306

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09/01/25	5.000%	$3,550,000	$3,601,972
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,523,775
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B
11/01/35	5.000%	15,000,000	16,609,050
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,631,560
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	11,769,824
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,975,000	2,370,000
Harris County-Houston Sports Authority (f)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,641,686
11/15/15	0.000%	3,975,000	3,538,426
11/15/16	0.000%	4,040,000	3,429,475
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	4,045,000	5,124,408
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,767,725
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,302,404
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	16,112,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee)
02/01/31	5.250%	$10,000,000	$13,509,400
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	10,000,000	10,881,600
Series 2011
01/01/38	5.000%	5,500,000	6,077,720
First Tier
Series 2012B
01/01/42	5.000%	12,845,000	14,274,520
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	12,774,148
Permanent University Fund Refunding Revenue Bonds Series 2007B
07/01/23	5.250%	1,000,000	1,320,390
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,200,067
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	35,000,000	37,468,550
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,049,580
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,591,600
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	13,714,320
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,764,820
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds Series 2012
12/15/29	5.000%	8,300,000	8,992,635

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	$7,500,000	$8,032,650
Texas State Turnpike Authority (f)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	6,680,520
08/15/18	0.000%	10,000,000	8,918,600
08/15/19	0.000%	10,330,000	8,782,050
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A
08/15/41	5.000%	8,000,000	8,719,040
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,040,310
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	560,890
Total			380,644,490
UTAH 0.5%
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006
02/01/21	8.250%	1,846,000	1,848,585
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	440,000	497,270
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	785,000	789,490
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	3,998,136
Utah Transit Authority
Refunding Revenue Bonds
Series 2006C (AGM)
06/15/29	5.250%	10,000,000	13,346,600
Revenue Bonds
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
06/15/25	5.000%	$2,000,000	$2,355,440
Total			22,835,521
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A (c)
10/01/32	5.000%	4,000,000	4,471,000
VIRGINIA 1.3%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	8,037,480
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	10,000,000	12,499,800
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/24	5.250%	6,175,000	8,238,500
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,492,232
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 (NPFGC/FGIC)
07/15/22	5.250%	5,380,000	6,330,915
Escrowed to Maturity
07/15/22	5.250%	2,420,000	2,897,272
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	9,125,000	9,698,324
06/01/37	5.625%	5,500,000	6,094,550
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001
01/01/21	5.375%	5,000,000	5,993,550
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	1,500,000	1,830,600
Total			64,113,223

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 3.3%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (f)
12/01/16	0.000%	$3,000,000	$2,912,370
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,648,385
09/01/32	5.250%	1,000,000	1,069,580
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12/01/25	5.000%	6,445,000	7,299,607
12/01/26	5.000%	7,290,000	8,115,301
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,297,392
Series 2007
12/01/28	5.750%	1,500,000	1,606,350
12/01/32	5.750%	2,000,000	2,128,020
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	22,125,020
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC)
12/01/28	5.750%	3,195,000	3,284,460
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	26,796,118
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	11,336,034
Washington Health Care Facilities Authority
Revenue Bonds
Kadlec Regional Medical Center
Series 2012
12/01/42	5.000%	8,220,000	8,545,348
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,325,230
Swedish Health Services
Series 2009A
11/15/33	6.500%	11,800,000	12,917,696
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,181,891
Washington State Housing Finance Commission

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/32	6.500%	$10,000,000	$10,139,800
10/01/47	6.750%	1,000,000	1,018,740
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	6,320,000	6,981,009
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,530,300
01/01/38	5.625%	19,450,000	19,524,882
Total			159,783,533
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A
12/01/38	5.375%	3,850,000	4,260,949
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,671,948
West Virginia University
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,571,550
West Virginia University (f)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	3,199,482
Total			17,703,929
WISCONSIN 3.1%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,567,200
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,639,700
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,396,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
07/01/42	5.000%	$2,000,000	$2,098,860
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	21,127,428
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	17,590,732
08/15/25	5.125%	15,500,000	17,137,420
Revenue Bonds
Aurora Health Care, Inc.
Series 2003
04/15/33	6.400%	4,250,000	4,260,710
Series 2010A
04/15/39	5.625%	6,100,000	6,930,576
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,675,696
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,770,662
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/32	6.625%	1,000,000	1,050,070
02/15/39	6.625%	25,150,000	29,422,985
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,593,700
04/01/38	5.750%	4,000,000	4,373,120
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,147,330
09/15/39	7.625%	1,000,000	1,156,760
Total			147,939,469
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	9,035,309
Total Municipal Bonds (Cost: $4,026,409,002)			$4,571,348,212

Municipal Bonds Held in Trust 0.6%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(i)
11/15/36	5.500%	16,000,000	19,092,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust (continued)
TEXAS 0.2%
Texas Department of Housing & Community Affairs (a)(b)(g)(i)
Revenue Bonds
Mortgage
Series 2002A (NPFGC) AMT
03/01/34	5.550%	$4,670,000	$4,676,712
Series 2002B (NPFGC) AMT
09/01/33	5.550%	4,150,000	4,155,876
Total			8,832,588
Total Municipal Bonds Held in Trust (Cost: $26,277,202)			$27,925,388
Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 2.0%
COLORADO 0.2%
Colorado Educational & Cultural Facilities Authority (j)(k)
Revenue Bonds
Series 2007 VRDN (U.S. Bank)
06/01/37	0.150%	$1,200,000	$1,200,000
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.150%	2,750,000	2,750,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JP Morgan Chase Bank) AMT (a)(j)(k)
04/01/14	0.160%	5,000,000	5,000,000
Total			8,950,000
CONNECTICUT —%
Connecticut Housing Finance Authority Revenue Bonds VRDN Series 2010F-1 (k)
11/15/35	0.150%	700,000	700,000
FLORIDA —%
Orange County School Board Certificate of Participation Series 2008E VRDN (Wells Fargo Bank) (j)(k)
08/01/22	0.130%	800,000	800,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
ILLINOIS 0.6%
Chicago Board of Education Refunding Unlimited General Obligation Bonds Dedicated VRDN Series 2010-B (JPMorgan Chase Bank) (j)(k)
03/01/36	0.150%	$10,000,000	$10,000,000
City of Chicago Unlimited General Obligation Bonds Series 2003 (JPMorgan Chase Bank) (g)(j)
01/01/34	0.150%	21,220,000	21,220,000
Total			31,220,000
IOWA 0.1%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank) (j)(k)
03/01/36	0.150%	1,000,000	1,000,000
Iowa Higher Education Loan Authority (g)(j)
Revenue Bonds
Des Moines University Osteopath
Series 2003 (U.S. Bank)
10/01/33	0.160%	600,000	600,000
Iowa Higher Education Loan Authority (j)(k)
Revenue Bonds
Cornell College
Series 2008 VRDN (JPMorgan Chase Bank)
10/01/38	0.170%	1,730,000	1,730,000
Total			3,330,000
KENTUCKY —%
County of Christian Revenue Bonds Series 2007 VRDN (U.S. Bank) (j)(k)
04/01/37	0.150%	550,000	550,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank) (j)(k)
09/01/34	0.150%	1,675,000	1,675,000
Total			2,225,000
MASSACHUSETTS 0.2%
Massachusetts Development Finance Agency Refunding Revenue Bonds College of the Holy Cross VRDN Series 2008A (JPMorgan Chase Bank) (j)(k)
09/01/37	0.140%	2,500,000	2,500,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds Tufts University VRDN Series 2008N-2 (Wells Fargo Bank) (j)(k)
08/15/34	0.120%	5,000,000	5,000,000
Total			7,500,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (j)(k)
11/15/35	0.150%	$1,050,000	$1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris) (j)(k)
10/01/20	0.160%	6,200,000	6,200,000
Total			7,250,000
MISSOURI —%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (j)(k)
12/01/20	0.160%	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. Series 2009 (U.S. Bank) (g)(j)
08/01/41	0.160%	595,000	595,000
Total			1,595,000
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth) (j)(k)
10/01/42	0.180%	3,445,000	3,445,000
NEW YORK 0.3%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank) (j)(k)
01/01/32	0.150%	12,655,000	12,655,000
NORTH CAROLINA 0.2%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds Carolinas HealthCare System Group VRDN Series 2007H (Wells Fargo Bank) (j)(k)
01/15/45	0.100%	8,190,000	8,190,000
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency (j)(k)
Revenue Bonds

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
VERMONT (CONTINUED)
North Country Hospital & Health
VRDN Series 2007A (TD Banknorth)
10/01/34	0.130%	$1,200,000	$1,200,000
Northeastern VT Regional Hospital
VRDN Series 2004A (Banknorth)
10/01/29	0.130%	1,400,000	1,400,000
Total			2,600,000
WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority (j)(k)
Revenue Bonds
Fort Healthcare, Inc.
VRDN Series 2007A (JP Morgan Chase Bank)
05/01/37	0.170%	3,300,000	3,300,000
Meriter Hospital, Inc.
VRDN Series 2002 (JP Morgan Chase & Co.)
12/01/32	0.170%	2,405,000	2,405,000
Total			5,705,000
Total Floating Rate Notes (Cost: $96,165,000)			$96,165,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 0.1%
LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (a)
08/01/14	9.750%	$3,890,000	$3,890,506
Total Municipal Short Term (Cost: $3,890,000)			$3,890,506
		Shares	Value

Money Market Funds 1.7%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (l)		54,468,581	$54,468,581
JPMorgan Municipal Money Market Fund, 0.000% (l)		25,228,048	25,228,048
Total Money Market Funds (Cost: $79,696,629)			$79,696,629
Total Investments (Cost: $4,232,437,833) (m)			$4,779,025,735(n)
Other Assets & Liabilities, Net			39,938,365
Net Assets			$4,818,964,100

Notes to Portfolio of Investments

(a) Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $64,502,939 or 1.34% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $127,002,613 or 2.64% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $49,362,963, representing 1.02% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02 - 04-07-08	4,953,249

Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,725,522

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/11	05-14-10	365,949

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04 - 05-14-10	1,691,224

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04 - 05-14-10	8,381,812

Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
3.950% 12/01/15	12-22-11	640,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	12-22-11	1,925,000

Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,820,000

Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
8.500% 05/01/32	05-01-02	5,364,154

Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,170,628

Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
6.750% 12/01/27	04-23-08	5,644,000

Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
6.500% 11/15/31	10-17-95	803,250

Mashantucket Western Pequot Tribe
Revenue Bonds
Subordinated Series 2007A
5.750% 09/01/34	11-09-07	3,865,989

Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
7.750% 06/01/39	11-12-09 - 11-16-09	2,224,217

Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
7.500% 06/01/29	11-12-09	977,132

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage-AHF Project
Series 2003
8.500% 01/01/29	12-30-03	369,468

Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000

Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.250% 01/01/37	03-18-05	3,865,993

Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135

Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	465,000

Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,665,213

Washington County Industrial Development Authority
1st Mortgage
Central Project
Series 2003
8.500% 01/01/29	12-30-03	1,786,863

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $9,902,333, which represents 0.21% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2013.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(m)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $4,232,438,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$580,328,000
Unrealized Depreciation	(33,740,000)
Net Unrealized Appreciation	$546,588,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CHF	Collegiate Housing Foundation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	4,571,348,212	—	4,571,348,212
Municipal Bonds Held in Trust	—	27,925,388	—	27,925,388
Total Bonds	—	4,599,273,600	—	4,599,273,600
Short-Term Securities
Floating Rate Notes	—	96,165,000	—	96,165,000
Municipal Short Term	—	3,890,506	—	3,890,506
Total Short-Term Securities	—	100,055,506	—	100,055,506
Other
Money Market Funds	79,696,629	—	—	79,696,629
Total Other	79,696,629	—	—	79,696,629
Total	79,696,629	4,699,329,106	—	4,779,025,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013